Summary of Significant Accounting Policies - Summary Of Customer Operating Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 3,205,914	$ 503,078	¥ 3,027,948	¥ 1,510,965
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 1,066,079		¥ 1,691,955	¥ 1,051,663
Concentration Risk, Percentage	33.26%	33.26%	55.87%	69.60%
Customer A | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 240,650		¥ 602,985	¥ 667,376
Concentration Risk, Percentage	7.51%	7.51%	19.91%	44.17%
Customer B | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 457,995		¥ 753,456	¥ 331,533
Concentration Risk, Percentage	14.29%	14.29%	24.88%	21.94%
Customer C | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 367,434		¥ 335,514	¥ 52,754
Concentration Risk, Percentage	11.46%	11.46%	11.08%	3.49%